Consolidated Statements of Operations (USD $)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012		Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Timber sales	$ 6,427,654	$ 7,840,893		$ 19,846,750	$ 22,125,589	$ 30,510,536	$ 35,533,916	$ 41,404,319
Timberland sales	645,436	420,260		2,498,757	10,972,440	10,972,440	1,740,586	2,267,887
Other revenues	784,156	673,549		2,151,949	2,014,830	2,716,803	2,743,325	3,909,938
Total revenues	7,857,246	8,934,702		24,497,456	35,112,859	44,199,779	40,017,827	47,582,144
Expenses:
Contract logging and hauling costs	3,153,943	3,941,977		10,198,051	11,788,361	15,798,776	20,098,781	21,085,412
Depletion	1,941,548	2,670,288		6,234,805	8,144,576	11,677,229	11,759,282	14,338,444
Cost of timberland sales	401,858	282,037		1,745,010	7,849,652	7,849,652	1,332,775	1,557,779
Advisor fees and expense reimbursements	930,000	0		3,311,608	2,393,745	3,720,000	3,324,154	6,130,749
Forestry management fees	567,444	557,396		1,713,306	1,700,475	2,271,201	2,576,562	2,813,729
General and administrative expenses	1,613,956	569,949		3,023,088	1,697,464	2,205,143	2,127,940	2,011,395
Land rent expense	242,301	469,141		810,253	1,482,438	1,575,443	2,217,313	2,190,514
Other operating expenses	585,445	670,061		1,854,919	1,936,419	2,801,934	2,653,225	2,915,083
Operating costs and expenses	9,436,495	9,160,849		28,891,040	36,993,130	47,899,378	46,090,032	53,043,105
Operating loss	(1,579,249)	(226,147)		(4,393,584)	(1,880,271)	(3,699,599)	(6,072,205)	(5,460,961)
Other income (expense):
Interest income	669	310		2,668	619	1,638	2,287	5,661
Interest expense	(949,323)	(2,274,272)		(2,687,170)	(4,235,665)	(5,049,255)	(5,435,948)	(8,560,293)
Loss on interest rate swap	0	(19,706)		(474)	(122,871)	(123,516)	(439,497)	(1,794,127)
Total other income (expense)	(948,654)	(2,293,668)		(2,684,976)	(4,357,917)	(5,171,133)	(5,873,158)	(10,348,759)
Net loss	(2,527,903)	(2,519,815)		(7,078,560)	(6,238,188)	(8,870,732)	(11,945,363)	(15,809,720)
Dividends to preferred stockholder	(93,990)	(93,992)		(279,093)	(280,003)	(373,992)	(1,556,675)	(3,708,380)
Net loss available to common stockholders	$ (2,621,893)	$ (2,613,807)		$ (7,357,653)	$ (6,518,191)	$ (9,244,724)	$ (13,502,038)	$ (19,518,100)
Per-share information-basic and diluted:
Net loss available to common stockholders	$ (0.21)	$ (0.21)	[1],[2]	$ (0.58)	$ (0.51)	$ (0.73)	$ (1.18)	$ (2.14)
Weighted-average common shares outstanding -basic and diluted	12,696,755	12,739,390		12,705,791	12,744,956	12,741,822	11,395,632	9,122,648

[1]	The sums of the quarterly amounts do not equal loss per share for the years ended December 31, 2012 and 2011 due to the increases in weighted-average shares outstanding over the years.
[2]	Amounts adjusted for all periods presented to reflect impact of additional shares of common stock issued and outstanding as a result of stock dividends.